Supplement dated February 24, 2021
to the Prospectuses, as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Emerging Markets Fund	05/1/2020
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” or “Summary of Columbia VP - Emerging Markets Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dara White, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2012
Robert Cameron	Senior Portfolio Manager	Portfolio Manager	2012
Perry Vickery, CFA	Senior Portfolio Manager	Portfolio Manager	2017
Derek Lin, CFA	Portfolio Manager	Portfolio Manager	2020
The rest of the section remains the same.
On the Effective Date, the information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section or under the caption "Portfolio Management - Portfolio Managers" in the "More Information About Columbia VP - Emerging Markets Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dara White, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2012
Robert Cameron	Senior Portfolio Manager	Portfolio Manager	2012
Perry Vickery, CFA	Senior Portfolio Manager	Portfolio Manager	2017
Derek Lin, CFA	Portfolio Manager	Portfolio Manager	2020
Mr. White joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. White began his investment career in 1998 and earned a B.S. in Finance and a B.S. in Marketing from Boston College.
Mr. Cameron joined one of the Columbia Management legacy firms or acquired business lines in 2008. He was a portfolio manager and managing member of Cameron Global Investments LLC during the period 2003 to 2008. Mr. Cameron began his investment career in 1983 and earned a B.A. from the University of Toronto.
Mr. Vickery joined the Investment Manager in 2010. Mr. Vickery began his investment career in 2006 and earned a B.B.A. at the University of Georgia and an MBA from the Kellogg School of Management at Northwestern University.
Mr. Lin joined the Investment Manager in 2019. Prior to joining the Investment Manager, Mr. Lin worked as a senior analyst at Yulan Capital, LLC Group and previously worked as an analyst at Surveyor Capital (Citadel, LLC.), Merchants’ Gate Capital, LP and J.P. Morgan Securities. Mr. Lin began his investment career in 2006 and earned a Bachelor of Commerce degree from Queen’s University and an MBA from the Wharton School, University of Pennsylvania.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-357 A (2/21)

Supplement dated February 24, 2021
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Global Strategic Income Fund	May 1, 2020
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the "Summary of Columbia VP - Global Strategic Income Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Adrian Hilton	Head of Global Rates and Emerging Markets Debt	Co-Portfolio Manager	October 2020
Ryan Staszewski, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2018
David Janssen, CFA	Senior Portfolio Analyst	Co-Portfolio Manager	March 2021
On the Effective Date, the portfolio manager information under the caption "Portfolio Management - Portfolio Managers” in the “More Information About Columbia VP - Global Strategic Income Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Adrian Hilton	Head of Global Rates and Emerging Markets Debt	Co-Portfolio Manager	October 2020
Ryan Staszewski, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2018
David Janssen, CFA	Senior Portfolio Analyst	Co-Portfolio Manager	March 2021
Mr. Hilton joined Threadneedle, a Participating Affiliate, in 2016 as a fixed income portfolio manager. Prior to joining Threadneedle, he spent eight years as a portfolio manager at Brevan Howard Asset Management. Mr. Hilton began his investment career in 2000 and earned a B.A. in History from the University of Birmingham (U.K.).
Mr. Staszewski joined Threadneedle, a Participating Affiliate, in 2012 as an investment grade credit analyst and was elevated to his current role as Senior Portfolio Manager in 2015. Mr. Staszewski began his investment career in 2002 and earned a Bachelor of commerce degree in economics and finance from Curtin University, Western Australia.
Mr. Janssen joined the Investment Manager in 2012. Mr. Janssen began his investment career in 2012 and earned a B.S. from The University of South Dakota and a M.F.M. from the University of Minnesota.
Shareholders should retain this Supplement for future reference.
S-6466-356 A (2/21)

Supplement dated February 24, 2021
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Intermediate Bond Fund (the Fund)	5/1/2020
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the “Summary of Columbia VP - Intermediate Bond Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Lead Portfolio Manager	2016
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Portfolio Manager	2017
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
The rest of the section remains the same.
On the Effective Date, the portfolio manager information under the caption "Portfolio Management - Portfolio Managers” in the “More Information About Columbia VP - Intermediate Bond Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Lead Portfolio Manager	2016
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Portfolio Manager	2017
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2003 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Christensen joined the Investment Manager in 2015. Mr. Christensen began his investment career in 2014 and earned a B.A. in Economics and Political Science from Washington University in St. Louis and a MSc in Economics from the London School of Economics.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-355 A (2/21)

Supplement dated February 24, 2021
to the Prospectuses, as supplemented, if applicable, of the following fund:
Fund	Prospectuses
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Large Cap Growth Fund	5/1/2020
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” or “Summary of Columbia VP - Large Cap Growth Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Deputy Global Head of Equities	Co-Portfolio Manager	November 2019
Peter Santoro, CFA	Senior Portfolio Manager	Co-Portfolio Manager	November 2019
Tiffany Wade	Portfolio Manager	Co-Portfolio Manager	March 2021
The rest of the section remains the same.
On the Effective Date, the information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section or under the caption "Portfolio Management - Portfolio Managers" in the "More Information About Columbia VP - Large Cap Growth Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Deputy Global Head of Equities	Co-Portfolio Manager	November 2019
Peter Santoro, CFA	Senior Portfolio Manager	Co-Portfolio Manager	November 2019
Tiffany Wade	Portfolio Manager	Co-Portfolio Manager	March 2021
Ms. Mergen joined one of the Columbia Management legacy firms or acquired business lines in 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and an M.B.A. from the University of Massachusetts at Amherst.
Mr. Santoro joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Santoro began his investment career in 1996 and earned a B.A. from Amherst College.
Ms. Wade joined one of the Columbia Management legacy firms or acquired business lines in 2010. Ms. Wade began her investment career in 2008 and earned a B.A. in economics from Brown University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-354 A (2/21)

Supplement dated February 24, 2021
to the Prospectus of the following Fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Seligman Global Technology Fund	5/1/2020
Effective March 1, 2021 (the Effective Date), the information under the caption “Fund Management” in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Role with Fund	Managed Fund Since
Paul Wick	Lead Portfolio Manager	2006
Shekhar Pramanick	Technology Team Member	2014
Sanjay Devgan	Technology Team Member	2014
Christopher Boova	Technology Team Member	2016
Vimal Patel	Technology Team Member	2018
Sanjiv Wadhwani	Technology Team Member	March 2021
The rest of the section remains the same.
On the Effective Date, the information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Role with Fund	Managed Fund Since
Paul Wick	Lead Portfolio Manager	2006
Shekhar Pramanick	Technology Team Member	2014
Sanjay Devgan	Technology Team Member	2014
Christopher Boova	Technology Team Member	2016
Vimal Patel	Technology Team Member	2018
Sanjiv Wadhwani	Technology Team Member	March 2021
Mr. Wick joined one of the Columbia Management legacy firms or acquired business lines in 1987. Mr. Wick is Team Leader and Portfolio Manager for Technology. Mr. Wick began his investment career in 1987 and earned a B.A. from Duke and an M.B.A. from Duke/Fuqua.
Dr. Pramanick joined the Investment Manager in 2012. Dr. Pramanick began his investment career in 1993 and earned a B.S. from the National Institute of Technology, an M.S. from the University of Oregon and a Ph.D. from North Carolina State University.
Mr. Devgan joined the Investment Manager in 2012. Mr. Devgan began his investment career in 1995 and earned a B.S. from University of California and an M.B.A. from Santa Clara University.
Mr. Boova joined one of the Columbia Management legacy firms or acquired business lines in 2000. Mr. Boova began his investment career in 1995 and earned two B.S. degrees from Worcester Polytechnic Institute, an M.A. from Georgetown University and an M.B.A. from the Wharton School at the University of Pennsylvania.
Mr. Patel joined the Investment Manager in 2014. Mr. Patel began his investment career in 2001 and earned a B.S. from North Carolina State University, an M.S. from the University of Colorado, Boulder, and an M.B.A. from the Anderson School of Management at the University of California, Los Angeles.
Mr. Wadhwani joined the Investment Manager in 2016. Mr. Wadhwani began his investment career in 1998 and earned a B.S. from the University of Bombay and an M.B.A. from the University of Iowa.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SL-9916-11 A (2/21)